RELATED PARTY TRANSACTIONS (Details Narrative) - Since February 1, 2016 [Member] - Cooperation partnership with JJ Explorer [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Service Fee	$ 13,481	$ 2,707
Right Of Use Assets, Term To Develop Web And Mobile Application Platforms	5 years
Salary, Directors	$ 10,785	$ 2,707
Related Party Transaction, Terms And Manner Of Settlement	JJ Explorer agreed to extend the term of additional 5 years up January 31, 2026
Related Party Share In Net Earnings	50.00%